EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Schedule of Share Capital
	Year ended December 31,
	2017	2018

Authorized number of shares	32,244,508	37,244,508

Issued and outstanding number of shares	27,047,737	27,178,839